UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05202
The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/14

The following N-Q relates only to Dreyfus Core Equity Fund and Dreyfus Floating Rate Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2014 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Banks--1.4%
Wells Fargo & Co.	92,200		5,023,056
Capital Goods--.7%
United Technologies	20,600		2,267,648
Consumer Services--1.8%
McDonald's	65,700		6,360,417
Diversified Financials--8.3%
American Express	58,900		5,443,538
BlackRock	19,800		7,109,784
Franklin Resources	120,700		6,863,002
JPMorgan Chase & Co.	156,100		9,390,976
			28,807,300
Energy--14.8%
Chevron	112,900		12,291,423
ConocoPhilillips	87,500		5,781,125
EOG Resources	25,900		2,246,048
Exxon Mobil	180,660		16,356,956
Imperial Oil	90,500	a	3,943,990
Occidental Petroleum	92,400		7,370,748
Phillips 66	48,100		3,512,262
			51,502,552
Food & Staples Retailing--2.2%
Walgreen	90,000		6,174,900
Whole Foods Market	26,900		1,318,907
			7,493,807
Food, Beverage & Tobacco--22.8%
Altria Group	216,600		10,886,316
Coca-Cola	428,100		19,191,723
Diageo, ADR	27,300		3,363,360
Kraft Foods Group	4,933		296,819
Mondelez International, Cl. A	45,200		1,771,840
Nestle, ADR	158,725		11,912,311
PepsiCo	72,400		7,247,240
Philip Morris International	229,900		19,985,207
SABMiller	84,400		4,698,557
			79,353,373
Health Care Equipment & Services--1.8%
Abbott Laboratories	144,300		6,422,793
Household & Personal Products--5.1%
Estee Lauder, Cl. A	93,000		6,895,020
Procter & Gamble	120,700		10,914,901
			17,809,921
Insurance--.8%
ACE	23,100		2,641,254
Materials--1.4%

Praxair	38,700		4,968,306
Media--5.8%
Comcast, Cl. A	70,900		4,044,136
McGraw-Hill Financial	34,300		3,205,678
News Corp., Cl. A	38,325	b	594,804
Twenty-First Century Fox, Cl. A	153,500		5,648,800
Walt Disney	71,100		6,577,461
			20,070,879
Pharmaceuticals, Biotech & Life Sciences--11.5%
AbbVie	144,300		9,985,560
Gilead Sciences	28,200	b	2,829,024
Johnson & Johnson	90,000		9,742,500
Novo Nordisk, ADR	180,200		8,191,892
Roche Holding, ADR	243,500		9,121,510
			39,870,486
Retailing--2.0%
Wal-Mart Stores	80,300		7,029,462
Semiconductors & Semiconductor Equipment--4.3%
Intel	147,900		5,509,275
Texas Instruments	135,000		7,346,700
Xilinx	42,400		1,926,656
			14,782,631
Software & Services--4.6%
Automatic Data Processing	69,100		5,917,724
CDK Global	7,566		288,038
International Business Machines	34,800		5,643,515
Oracle	98,700		4,185,867
			16,035,144
Technology Hardware & Equipment--6.8%
Apple	171,800		20,432,174
QUALCOMM	43,900		3,200,310
			23,632,484
Transportation--1.8%
Canadian Pacific Railway	31,900		6,161,804
Total Common Stocks
(cost $182,043,960)			340,233,317

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,697,104)	6,697,104	[c]	6,697,104
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund	225,000	[c]	225,000
(cost $225,000)
Total Investments (cost $188,966,064)	99.9%		347,155,421
Cash and Receivables (Net)	.1%		313,458
Net Assets	100.0%		347,468,879

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2014, the value of the fund's securities on loan was $196,110 and the value of the collateral held by the fund was $225,000.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $158,189,357 of which $158,312,339 related to appreciated investment securities and $122,982 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value
Food, Beverage & Tobacco	22.8
Energy	14.8
Pharmaceuticals, Biotech & Life Sciences	11.5
Diversified Financials	8.3
Technology Hardware & Equipment	6.8
Media	5.8
Household & Personal Products	5.1
Software & Services	4.6
Semiconductors & Semiconductor Equipment	4.3
Food & Staples Retailing	2.2
Retailing	2.0
Money Market Investments	2.0
Consumer Services	1.8
Health Care Equipment & Services	1.8
Transportation	1.8
Banks	1.4
Materials	1.4
Insurance	.8
Capital Goods	.7
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	292,839,893	-	-	292,839,893
Equity Securities - Foreign Common Stocks+	47,393,424	-	-	47,393,424
Mutual Funds	6,922,104	-	-	6,922,104

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Floating Rate Income Fund
November 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--14.6%		Rate (%)	Date	Amount ($)	[a]	Value ($)
Collateralized Loan Obligations--4.3%
AMMC,
Ser. 2014-15A, Cl. E		7.22	12/9/26	1,500,000	b,c	1,498,345
Cadogan Square,
Ser. 1, Cl. E	EUR	5.06	2/1/22	800,000	b	985,391
Cairn,
Ser. 2007-2A, Cl. E	EUR	5.18	10/15/22	1,000,000	b,c	1,230,972
CIFC Funding,
Ser. 2007-3A, Cl. D		5.48	7/26/21	1,000,000	b,c	1,000,798
CIFC Funding,
Ser. 2014-2A, Cl. B2L		4.83	5/24/26	1,000,000	b,c	892,193
Clydesdale,
Ser. 2007-22A, Cl. D		5.08	8/15/19	690,000	b,c	692,556
Denali Capital,
Ser. 2007-1A, Cl. B2L		4.48	1/22/22	500,000	b,c	481,275
Galaxy,
Ser. 2012-12A, Cl. E		5.73	5/19/23	1,000,000	b,c	958,999
Halcyon SAM European Long/Short,
Ser. 2008-1X, Cl. D	EUR	7.81	6/20/23	500,000	b	621,994
Herbert Park,
Ser. 1A, Cl. D	EUR	5.28	10/20/26	1,000,000	b,c	1,142,736
Kingsland,
Ser. 2013-6A, Cl. E		5.23	10/28/24	1,000,000	b,c	900,329
LCM,
Ser. 14A, Cl. E		4.88	7/15/25	1,000,000	b,c	895,597
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.81	2/5/26	831,699	b	1,035,101
Marathon,
Ser. 2013-5A, Cl. D		5.93	2/21/25	1,116,000	b,c	1,053,448
Octagon Investment Partners XXII,
Ser. 2014-1A, Cl. E2		7.04	11/22/25	1,500,000	b,c	1,512,580
OZLM,
Ser. 2014-8A, Cl. D		5.23	10/17/26	2,000,000	b,c	1,796,058
OZLM,
Ser. 2014-9A, Cl. D		5.38	1/20/27	1,500,000	b,c	1,355,638
OZLM Funding,
Ser. 2013-4A, Cl. D		4.88	7/22/25	1,500,000	b,c	1,335,138
Regatta III Funding,
Ser. 2014-1A, Cl. D		5.13	4/15/26	1,500,000	b,c	1,353,288
Sound Harbor Loan Fund,
Ser. 2014-1A, Cl. D		7.23	10/30/26	500,000	b,c	495,356
Sound Point,
Ser. 2012-1A, Cl. E		6.23	10/20/23	1,030,000	b,c	985,998
Windmill,
Ser. 2007-1X, Cl. E	EUR	6.83	12/16/29	1,000,000	b	1,243,163
						23,466,953
Corporate Bonds--10.3%
Aerospace & Defense--.1%
TransDigm,
Gtd. Notes		5.50	10/15/20	500,000		496,250
Automotive--.6%
Chrysler Group,
Scd. Notes		8.00	6/15/19	1,350,000		1,437,750
Gates Global,
Gtd. Notes		6.00	7/15/22	1,000,000	c	977,500
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	750,000		808,125

						3,223,375
Cable & Satellite Television--.4%
CCOH Safari,
Gtd. Bonds		5.50	12/1/22	1,850,000		1,875,437
Numericable,
Sr. Scd. Bonds		6.00	5/15/22	525,000	c	533,935
						2,409,372
Chemicals & Plastics--.8%
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	750,000	c	813,750
Novacap International,
Sr. Scd. Notes	EUR	5.09	5/1/19	700,000	b	873,292
Signode Industrial Group,
Sr. Unscd. Notes		6.38	5/1/22	2,550,000	c	2,505,375
						4,192,417
Containers & Glass Products--1.0%
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	1,225,000	c	1,252,562
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	750,000	c	811,875
Beverage Packaging Holdings,
Gtd. Notes		5.63	12/15/16	1,875,000	c	1,884,375
Beverage Packaging Holdings,
Gtd. Notes		6.00	6/15/17	1,300,000	c	1,300,000
						5,248,812
Electronics & Electrical Equipment--.6%
Alcatel-Lucent,
Gtd. Notes		4.63	7/1/17	1,000,000	c	1,012,500
Micron Technology,
Sr. Unscd. Notes		5.88	2/15/22	1,000,000	c	1,060,000
West,
Gtd. Notes		5.38	7/15/22	1,475,000	c	1,412,313
						3,484,813
Energy--.4%
Dynegy Finance,
Sr. Scd. Notes		6.75	11/1/19	1,000,000	c	1,041,250
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	1,250,000	c	1,128,125
						2,169,375
Financial Intermediaries--.3%
First Data,
Gtd. Notes		11.25	1/15/21	308,000		351,890
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	975,000		1,009,125
						1,361,015
Food & Beverages--.3%
Boparan Finance,
Gtd. Notes	GBP	5.50	7/15/21	1,250,000	c	1,698,883
Health Care--.9%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	500,000	c	507,187
CHS/Community Health System,
Gtd. Notes		6.88	2/1/22	1,000,000		1,063,750
HCA,
Sr. Scd. Notes		3.75	3/15/19	1,375,000		1,373,109
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/18	1,890,000	c	2,024,663
						4,968,709
Homebuilding--.2%
TRI Pointe Holdings,
Sr. Unscd. Notes		5.88	6/15/24	900,000	c	921,375
Lodging & Casinos--.1%
Pinnacle Entertainment,

Gtd. Notes	8.75	5/15/20	250,000		267,188
Oil & Gas--.7%
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	1,100,000		1,218,250
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	1,375,000		1,540,000
Halcon Resources,
Gtd. Notes	9.75	7/15/20	600,000		462,000
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	500,000		519,375
					3,739,625
Radio & Television--.7%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,000,000		1,046,000
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,050,000	c	1,060,500
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,250,000		1,360,937
Gray Television,
Gtd. Notes	7.50	10/1/20	500,000		520,000
					3,987,437
Telecommunications--2.4%
Altice,
Sr. Scd. Notes	7.75	5/15/22	1,000,000	c	1,036,250
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	500,000		529,375
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,000,000	c	1,030,000
Icahn Enterprises,
Gtd. Notes	6.00	8/1/20	1,000,000		1,046,200
Intelsat,
Gtd. Bonds	6.75	6/1/18	2,725,000		2,806,750
Intelsat,
Gtd. Bonds	7.75	6/1/21	1,000,000		1,040,000
Sprint,
Gtd. Notes	7.25	9/15/21	1,000,000		1,025,000
Sprint Communications,
Gtd. Notes	9.00	11/15/18	500,000	c	580,000
T-Mobile USA,
Gtd. Notes	6.46	4/28/19	1,350,000		1,404,000
Wind Acquisition Finance,
Sr. Scd. Notes	6.50	4/30/20	1,000,000	c	1,038,750
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	1,450,000	c	1,399,250
					12,935,575
Utilities--.8%
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	2,000,000		2,037,500
Calpine,
Sr. Scd. Notes	6.00	1/15/22	1,250,000	c	1,340,625
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,000,000		1,032,500
					4,410,625
Total Bonds and Notes
(cost $80,734,290)					78,981,799
Floating Rate Loan Interests--82.8%
Aerospace & Defense--1.2%
Accelya International,
Facility A1 Term Loan	5.08	2/19/20	743,158	b	738,513
Accelya Holding World,
Facility A2 Term Loan	5.08	3/6/20	256,842	b	255,237
BE Aerospace,

Term Loan B	3.25	11/19/21	1,500,000	b	1,504,688
SI Organization,
First Lien Delayed Draw Term
Loan	5.75	11/23/19	61,249	b	61,450
SI Organization,
First Lien Initial Term Loan	5.75	11/23/19	985,021	b	988,257
TransDigm,
Tranche C Term Loan	3.75	2/25/20	1,488,681	b	1,478,081
WP CPP Holdings,
Term B-2 Loan	4.75	12/28/19	1,237,406	b	1,236,168
					6,262,394
Air Transport--1.2%
Air Canada,
Term Loan	5.50	9/20/19	249,375	b	252,804
American Airlines,
Class B Term Loan	3.75	6/27/19	989,975	b	983,293
American Airlines,
New Class B Term Loan	4.25	10/8/21	2,000,000	b	2,004,280
Sabre,
Term B Loan	4.00	2/19/19	2,229,221	b	2,216,681
United AirLines,
Class B Term Loan	3.50	4/1/19	494,975	b	489,715
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	742,500	b	731,492
					6,678,265
Automotive--3.1%
American Tire Distributors,
Initial Term Loan	5.75	6/19/18	2,737,853	b	2,748,120
Chrysler Group,
Tranche B Term Loan	3.25	12/5/18	1,492,500	b	1,485,709
Federal-Mogul,
Tranche C Term Loan	4.75	4/15/21	3,239,909	b	3,237,884
FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	2,732,954	b	2,695,376
FPC Holdings,
Second Lien Initial Term Loan	9.25	5/19/20	1,000,000	b	985,835
Gates Global,
Initial Dollar Term Loan	4.25	6/11/21	1,250,000	b	1,240,081
Key Safety Systems,
Initial Term Loan	4.75	7/23/21	1,500,000	b	1,506,878
MPG Holdco I,
Initial Term Loan	4.50	10/8/21	900,000	b	904,581
Visteon,
Initial Term Loan	3.50	4/9/21	1,995,000	b	1,977,544
					16,782,008
Business Services--3.6%
24 Hour Fitness Worldwide,
Term Loan	4.75	5/20/21	395,000	b	393,396
Aecom Technology,
Term B Loan	3.75	9/17/21	1,279,613	b	1,284,411
BMC Software Finance,
Initial US Term Loan	5.00	9/10/20	1,387,820	b	1,368,245
GXS Group,

Term Loan	3.25	12/18/20	992,500	b	993,324
Magic Newco,
First Lien USD Term Loan	5.00	12/12/18	994,930	b	998,840
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	500,000	b	510,625
Mitchell International,
Initial Term Loan	4.50	10/1/20	1,736,875	b	1,736,875
PGX Holdings,
First Lien Term B Loan	6.25	9/24/20	1,350,000	b	1,347,469
Presidio,
Term Loan	5.00	3/31/17	843,654	b	845,059
TransFirst,
First Lien Term Loan	5.50	11/12/21	2,125,000	b	2,136,624
TransFirst,
Second Lien Term Loan	9.00	11/11/22	500,000	b	504,793
Vantiv,
Term B Loan	3.75	6/11/21	2,795,500	b	2,782,822
Wand Intermediate I,
First Lien Initial Term Loan	4.75	9/10/21	2,600,000	b	2,616,250
WP Mustang Holdings,
Term Loan	5.50	5/28/21	2,046,125	b	2,060,202
					19,578,935

Chemicals--6.9%
American Pacific,
Initial Term Loan	7.00	2/27/19	995,000	b	1,002,463
AZ Chem US,
First Lien Initial Term Loan	4.50	6/11/21	1,215,229	b	1,216,937
Colouroz Midco-Flint Group,
First Lien Initial Term C Loan	3.75	5/3/21	212,791	b	211,794
Colouroz Midco-Flint Group,
First Lien Initial Term B-2
Loan	4.25	9/3/21	1,287,209	b	1,281,179
Cyanco Intermediate,
Initial Term Loan	5.50	5/1/20	1,738,063	b	1,724,298
Eco Services Operations,
Term Loan	3.75	10/8/21	800,000	b	802,000
Emerald Performance Materials,
Second Lien Initial Term Loan	7.75	7/22/22	1,000,000	b	988,125
Gemini HDPE,
Advance Term Loan	4.75	8/4/21	1,865,329	b	1,871,159
Greenfield Specialty Alcohols,
Term Loan	7.50	11/27/18	887,500	b	883,063
IBC Capital,
First Lien Initial Term Loan	4.75	8/5/21	2,500,000	b	2,506,250
Ineos US Finance,
Dollar Term Loan	3.75	5/4/18	1,984,969	b	1,967,333
Kronos,
Incremental Term Loan	4.50	4/10/19	1,041,283	b	1,045,188
Kronos Worldwide,
Initial Term Loan	4.75	2/12/20	1,992,500	b	1,998,308
Minerals Technologies,
Initial Term Loan	4.00	4/14/21	1,438,558	b	1,440,953

Orion Engineered Carbons,
Initial Euro Term Loan	EUR	5.00	7/25/21	1,500,000	b	1,878,791
Ravago Holdings America,
Term Loan		5.50	12/18/20	1,791,000	b	1,803,313
Road Infrastructure Investment,
First Lien Term Loan		4.25	3/19/21	995,000	b	964,115
Road Infrastructure Investment,
Second Lien Term Loan		7.75	9/21/21	1,500,000	b	1,380,000
Royal Adhesives & Sealants,
First Lien Term B Loan		5.50	7/31/18	997,430	b	1,002,417
Signode Industrial Group,
Initial Term B Loan		4.00	4/8/21	644,444	b	637,194
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,500,000	b	1,874,520
Solenis International,
Second Lien Initial Term Loan		7.75	7/2/22	1,000,000	b	984,375
Styrolution US Holding,
Term Loan B2		6.50	11/7/19	1,333,333	b	1,335,833
Styrolution US Holding,
Dollar Tranche B1 Loan		5.50	11/7/19	666,667	b	667,917
Taminco Global Chemical,
Initial Tranche B-3 Dollar
Term Loan		3.25	2/15/19	794,679	b	793,809
Tronox Pigments,
New Term Loan		4.00	3/19/20	2,483,657	b	2,471,251
Univar,
Term B Loan		5.00	6/30/17	2,481,354	b	2,472,917
						37,205,502
Containers & Glass Products--1.5%
Anchor Glass Container,
Term B Loan		4.25	5/14/21	1,250,000	b	1,245,469
Ardagh Holdings USA,
New Term Loan		4.00	12/17/19	995,000	b	993,756
Berry Plastics,
Term D Loan		3.50	2/8/20	741,222	b	729,503
Mueller Water Products,
Initial Loan		3.25	11/19/21	2,000,000	b	2,011,250
Multi Packaging Solutions,
Initial Dollar Tranche B Term
Loan		4.25	9/20/19	995,000	b	985,363
Reynolds Group Holdings,
Incremental US Term Loan		4.00	12/1/18	1,487,500	b	1,485,172
TricorBraun,
Term Loan		4.00	5/3/18	481,540	b	478,331
						7,928,844
Cosmetics/Toiletries--.5%
Vogue International,
First Lien Initial Tranche B
Term Loan		5.25	2/7/20	2,490,000	b	2,486,888

Electronics & Electrical Equipment--3.8%
Aricent Technologies,
First Lien Initial Term Loan		5.50	4/14/21	1,995,000	b	2,006,641

Aricent Technologies,
Second Lien Initial Term Loan		9.50	4/14/22	325,000	b	329,875
Avago Technologies,
Term Loan		3.75	4/16/21	2,495,000	b	2,498,743
Blue Coat Systems,
Term Loan		4.00	2/15/18	508,131	b	501,462
Connolly,
First Lien Initial Term Loan		5.00	5/12/21	448,875	b	451,119
Dell International,
Term B Loan		4.50	3/24/20	3,975,583	b	3,984,846
Deltek,
First Lien Term Loan		4.50	10/10/18	2,479,811	b	2,473,301
Hyland Software,
Senior Secured Initial Term
Loan		4.75	2/18/22	1,094,500	b	1,097,751
Ion Trading Technologies,
First Lien Initial Euro Term Loan	EUR	4.50	6/4/21	1,496,250	b	1,867,489
Monitronics International,
Term B Loan		4.25	3/23/18	494,962	b	494,653
Peak 10,
First Lien Term Loan		5.00	6/10/21	2,495,000	b	2,495,786
Rocket Software,
First Lien Term Loan		5.75	2/8/18	975,397	b	977,836
West,
Term B-10 Loan		3.25	6/30/18	1,373,312	b	1,360,869
						20,540,371
Equipment Leasing--.5%
Delos Finance Sarl,
Term Loan		3.50	2/26/21	700,000	b	700,147
Neff Rental,
Second Lien Closing Date Loan		7.25	5/21/21	1,000,000	b	1,007,500
North American Lifting Holdings,
First Lien Term Loan		5.50	11/26/20	1,294,728	b	1,287,445
						2,995,092
Environmental & Facilities Services--1.7%
ADS Waste Holdings,
Tranche B-2 Term Loan		3.75	10/9/19	1,235,540	b	1,216,698
EnergySolutions,
Advance Term Loan		6.75	5/22/20	1,995,000	b	2,011,209
Environmental Resource Management,
Facility B1 Term Loan		4.00	5/7/21	2,000,000	b	1,986,250
Environmental Resource Management,
Second Lien Facility Term Loan		7.00	5/9/22	500,000	b	492,500
Granite Acquisition,
Term Loan B		4.00	10/15/21	1,915,709	b	1,931,580
Granite Acquisition,
First Lien Tranche C Term Loan		5.00	10/15/21	84,291	b	84,990
Granite Acquisition,
Second Lien Term Loan		7.25	10/14/22	500,000	b	507,500
W3,
First Lien Term Loan		5.75	3/1/20	992,443	b	985,000
						9,215,727
Farming/Agriculture--.5%

Allflex Holdings III,
First Lien Initial Term Loan		4.25	7/17/20	991,241	b	986,696
Allflex Holdings III,
Second Lien Initial Term Loan		8.00	7/19/21	1,500,000	b	1,504,373
Pinnacle Operating,
First Lien Term B Loan		4.75	11/15/18	247,487	b	247,023
						2,738,092
Financial Intermediaries--5.7%
Affinion Group,
Tranche B Term Loan		6.75	10/9/16	257,195	b	247,350
Affinion Group,
Initial Second Lien Term Loan		8.50	10/31/18	139,186	b	129,182
American Capital,
New Term Loan		3.50	8/22/17	990,000	b	984,436
Armor Holding II,
First Lien Term Loan		5.75	6/26/20	487,167	b	483,515
Bats Global Markets,
Term Loan		5.00	1/17/20	2,437,500	b	2,430,383
Citco III,
Term Loan		4.25	6/18/29	1,759,015	b	1,759,015
First Data,
2018 New Dollar Term Loan		3.66	3/23/18	3,500,000	b	3,461,728
Harland Clarke Holdings,
Tanche B-2 Term Loan		5.48	4/26/18	1,969,803	b	1,973,496
Harland Clarke Holdings,
Term B-4 Loan		6.00	8/30/19	978,164	b	983,363
HUB International,
Initial Term Loan		4.25	9/18/20	3,237,525	b	3,208,614
Hyperion Finance,
Term Loan		5.75	10/4/19	496,250	b	497,801
NVA Holdings,
First Lien Term Loan		4.75	8/6/21	3,000,000	b	3,003,765
Progressive Solutions,
Second Lien Initial Term Loan		9.50	10/18/21	600,000	b	585,000
Progressive Solutions,
First Lien Initial Term Loan		5.50	10/16/20	1,180,446	b	1,183,397
Quintiles Transnational,
Term B-3 Loan		3.75	6/8/18	2,246,876	b	2,238,450
RCS Capital,
First Lien Term Loan		6.50	3/29/19	675,750	b	634,641
Scitor,
Term Loan		5.00	2/15/17	1,300,365	b	1,291,425
Sedgwick Claims Management
Services, First Lien Initial
Term Loan		3.75	2/11/21	1,492,500	b	1,465,448
Sedgwick Claims Management
Services, Second Lien Initial
Loan		6.75	2/11/22	1,000,000	b	980,835
Sentinel Midco,
Term Loan B	EUR	5.21	9/30/20	1,000,000	b	1,250,009
Ship Luxco 3 Sarl-Ship US Bidco,
Facility D Term Loan		4.50	10/11/20	495,000	b	496,549
York Risk Services Holding,

Delayed Draw Term Loan	4.75	10/1/21	146,341	b	146,113
York Risk Services Holding,
Initial Term Loan	4.75	10/1/21	1,353,659	b	1,351,547
					30,786,062
Food & Beverages--4.7%
Aramark,
US Term E Loan	3.25	9/7/19	1,125,000	b	1,115,274
Aramark,
US Term F Loan	3.25	2/21/21	2,393,750	b	2,366,569
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	1,210,477	b	1,212,747
Advantage Sales & Marketing,
First Lien Delayed Draw Term Loan	3.50	7/23/21	51,613	b	51,307
Advantage Sales & Marketing,
First Lien Initial Term Loan	4.25	7/21/21	1,548,387	b	1,539,197
Advantage Sales & Marketing,
Second Lien Initial Term Loan	7.50	7/21/22	500,000	b	497,970
Albertson's,
Term B-2 Loan	4.75	3/21/19	1,493,756	b	1,494,690
Albertson's,
Term B-3 Loan	4.00	8/9/19	2,000,000	b	2,002,080
Bellisio Foods,
US Term Loan	5.25	12/16/17	960,945	b	945,930
CEC Entertainment,
First Lien Term B Loan	4.25	2/12/21	1,990,000	b	1,962,439
Checkout Holding,
First Lien Term B Loan	4.50	4/3/21	1,496,250	b	1,463,213
Checkout Holding,
Second Lien Initial Loan	7.75	4/1/22	750,000	b	714,375
Del Monte Foods,
First Lien Initial Loan	4.25	1/26/21	707,219	b	659,481
Del Monte Foods,
Second Lien Initial Loan	8.25	7/26/21	1,000,000	b	875,000
DS Waters of America,
First Lien Term B Loan	5.25	8/30/20	990,000	b	993,094
Hearthside Group Holdings,
Term Loan	4.50	8/17/21	1,216,950	b	1,220,497
HJ Heinz,
Term B-2 Loan	3.50	6/5/20	3,713,037	b	3,718,440
Landry's,
B Term Loan	4.00	4/24/18	918,221	b	918,304
Pinnacle Foods Finance,
Tranche G Term Loan	3.25	4/29/20	651,860	b	643,865
Rite Aid,
Tranche 7 Term Loan	3.50	2/21/20	1,153,728	b	1,147,596
					25,542,068
Forest Products--.2%
Osmose Holdings,
New Term Loan	4.25	7/23/21	1,246,875	b	1,241,420
Health Care--7.5%
Accellent,
First Lien Initial Term Loan	4.50	2/19/21	1,492,500	b	1,479,127
Accellent,

Second Lien Initial Term Loan	7.50	2/21/22	500,000	b	487,500
Akorn,
Term Loan	4.50	11/13/20	2,000,000	b	2,007,500
Catalent Pharma Solutions,
Senior Unsecured Term Loan	4.50	12/31/17	73,636	b	73,728
Catalent Pharma Solutions,
Dollar Term Loan	4.50	5/7/21	3,992,500	b	4,002,900
CHG Healthcare Services,
First Lien Term Loan	4.25	11/20/20	991,735	b	991,527
CHS/Community Health Systems,
Term E Loan	3.48	1/25/17	203,085	b	203,035
CHS/Community Health Systems,
Term D Loan	4.25	1/27/21	2,526,290	b	2,534,450
DPX Holdings,
Initial Dollar Term Loan	4.25	1/22/21	2,496,250	b	2,446,325
Drumm Investors,
Term Loan	6.75	5/4/18	1,645,571	b	1,658,942
Envision Acquisition Company,
First Lien Initial Term Loan	5.75	9/23/20	2,234,956	b	2,241,940
Generic Drug Holdings,
Term B-1 Loan	5.00	10/29/19	3,486,174	b	3,487,621
HCA,
Tranche B-4 Term Loan	2.98	5/1/18	744,361	b	743,002
Kindred Healthcare,
Term Loan	4.00	3/26/21	1,988,744	b	1,975,698
Kinetic Concepts,
Dollar Term E-1 Loan	4.00	5/4/18	2,228,770	b	2,222,039
Mallinckrodt International
Finance, Initial Term B Loan	3.50	3/5/21	995,000	b	987,846
MPH Acquisition Holdings,
Tranche B Term Loan	4.00	3/19/21	2,335,678	b	2,303,142
Onex Carestream Finance,
First Lien Term Loan	5.00	6/7/19	682,005	b	683,996
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/19	1,486,322	b	1,480,005
Par Pharmaceutical,
Term B-2 Loan	4.00	9/30/19	1,892,723	b	1,869,064
RPI Finance Trust,
Term B-2 Loan	3.25	5/9/18	980,412	b	980,000
Salix Pharmaceuticals,
Term Loan	4.25	12/17/19	3,899,684	b	3,859,127
Valeant Pharmaceuticals
International, Retired -
Series E Tranche B Term Loan	3.75	6/26/20	1,665,884	b	1,657,930
					40,376,444
Home Furnishing--.6%
Mattress Holding,
Term Loan	5.25	10/1/21	3,000,000	b	3,009,390
Industrial Equipment--3.4%
Ameriforge Group,
First Lien Term Loan	5.00	7/18/19	1,239,392	b	1,228,548
Ameriforge Group,
Second Lien Term Loan	8.75	12/21/20	1,500,000	b	1,491,570

CPI International,
Term B Loan	4.25	4/1/21	1,990,000	b	1,973,413
Doncasters US,
First Lien Term B Loan	4.50	4/9/20	1,492,437	b	1,485,677
Filtration Group,
First Lien Initial Term Loan	4.50	11/13/20	1,488,750	b	1,491,541
Filtration Group,
Second Lien Initial Term Loan	8.25	11/15/21	250,000	b	250,875
Hudson Products Holdings,
Term Loan	5.00	3/17/19	646,750	b	639,474
Interline Brands,
First Lien Term Loan	4.00	3/12/21	1,492,500	b	1,470,732
RGIS Services,
Extended Maturity Term Loan	5.50	10/18/17	2,480,302	b	2,359,388
Silver II US Holdings,
Refinancing Term Loan	4.00	12/15/19	957,738	b	936,668
Veyance Technologies,
Term Loan	5.25	9/8/17	2,380,774	b	2,381,762
Virtuoso US,
Initial Term Loan	4.75	1/28/21	2,787,995	b	2,786,252
					18,495,900
Leisure & Entertainment--5.4%
Activision Blizzard,
Term Loan	3.25	9/18/20	1,271,250	b	1,274,606
Alpha Topco,
Facility B3 Term Loan	4.75	7/30/21	2,416,348	b	2,401,995
Alpha Topco
Second Lien Term Loan	7.75	7/29/22	1,000,000	b	998,755
American Casino & Entertainment
Properties, Repriced Term Loan	4.50	7/3/19	994,962	b	1,000,559
Boyd Gaming,
Term B Loan	4.00	8/14/20	468,254	b	464,976
CCM Merger,
Term Loan	4.50	7/30/21	2,448,980	b	2,453,069
Centerplate,
Term Loan A	4.75	11/27/19	992,500	b	986,297
CityCenter Holdings,
Term B Loan	4.25	10/9/20	2,591,213	b	2,592,509
Fitness International,
Term B Loan	5.50	6/24/20	1,759,225	b	1,741,633
Four Seasons Holdings,
First Lien Term Loan	3.50	6/27/20	990,000	b	983,659
Hilton Worldwide Finance,
Initial Term Loan	3.50	9/23/20	3,685,185	b	3,657,859
Intrawest Operations Group,
Initial Term Loan	5.50	11/26/20	895,245	b	901,682
La Quinta Intermediate Holdings,
Initial Term Loan	4.00	2/19/21	2,247,231	b	2,242,456
Orbitz Worldwide,
Tranche C Term Loan	4.50	4/9/21	2,485,003	b	2,483,959
Pinnacle Entertainment,
Tranche B-2 Term Loan	3.75	8/13/20	1,127,819	b	1,119,360
Scientific Games International,

Term B-2 Loan		6.00	9/17/21	2,500,000	b	2,466,875
William Morris Endeavor
Entertainment, First Lien Term
Loan		5.25	3/19/21	1,461,338	b	1,428,918
						29,199,167
Machinery--.4%
Gardner Denver,
Initial Dollar Term Loan		4.25	7/23/20	2,000,000	b	1,954,320

Media--5.9%
AVSC Holding,
First Lien Initial Term Loan		4.50	1/22/21	1,990,000	b	1,992,905
Cequel Communications,
Term Loan		3.50	2/14/19	1,441,376	b	1,430,213
Clear Channel Communications,
Tranche B Term Loan		3.80	1/30/16	260,882	b	258,739
Clear Channel Communications,
Tranche D Term Loan		6.90	1/30/19	750,000	b	707,029
Clear Channel Communications,
Tranche E Term Loan		7.65	1/30/19	711,474	b	685,811
Cumulus Media Holdings,
Term Loan		4.25	12/18/20	1,447,315	b	1,426,517
Deluxe Entertainment Services
Group, Initial Term Loan		6.50	2/25/20	1,916,953	b	1,770,785
Ion Media Networks,
New Term Loan		3.75	12/18/20	1,082,513	b	1,082,513
Ion Media Networks,
Term Loan		5.00	12/17/20	2,734,362	b	2,730,944
Metro-Goldwyn-Mayer,
Second Lien Term Loan		5.13	6/26/20	1,500,000	b	1,500,473
MTL Publishing,
Term B-1 Loan		3.75	6/29/18	678,062	b	674,014
Numericable US,
Dollar Denominated Tranche B-1
Loan		4.50	4/23/20	1,608,462	b	1,612,989
Numericable US,
Dollar Denominated Tranche B-2
Loan		4.50	4/23/20	1,391,538	b	1,395,456
Tech Finance & Co.,
US Term Loan		5.50	7/11/20	2,431,329	b	2,445,017
Tribune,
Initial Term Loan		4.00	11/20/20	1,844,227	b	1,839,045
Tyrol Acquisition 2,
Extended Facility A-2 Term Loan	EUR	4.01	1/29/16	1,010,139	b	1,242,975
Univision Communications,
Incremental Term Loan		4.00	3/1/20	2,000,000	b	1,982,340
UPC Financing Partnership,
Facility AH Term Loan		3.25	6/30/21	500,000	b	494,270
Virgin Media Finance,
B Facility Term Loan		3.50	2/15/20	1,000,000	b	991,160
WideOpenWest Finance,
Term B Loan		4.75	3/28/19	1,238,067	b	1,237,070
Yankee Cable Acquisition,

Term Loan		4.50	3/1/20	2,386,499	b	2,391,475
Ziggo,
Term Loan B1	EUR	3.50	1/15/22	434,250	b	534,539
Ziggo,
Term Loan B2	EUR	3.50	1/15/22	279,750	b	344,357
Ziggo,
Term Loan B3	EUR	3.75	1/15/22	460,500	b	566,851
Ziggo,
Term Loan B4	EUR	3.75	1/15/22	325,500	b	400,673
						31,738,160
Metals & Mining--1.3%
Bway Holding,
Initial Term Loan		5.50	8/7/20	2,992,500	b	3,005,592
Fortescue Metals Group,
Term Loan		3.75	6/30/19	3,218,737	b	3,025,613
Novelis,
Term Loan		3.75	3/10/17	989,102	b	989,107
Oxbow Carbon,
Second Lien Initial Term Loan		8.00	1/18/20	250,000	b	241,250
						7,261,562
Oil & Gas--2.9%
Alfred Fueling Systems,
First Lien Initial Term Loan		4.75	6/18/21	1,745,625	b	1,736,897
Brand Energy & Infrastructure
Services, Initial Term Loan		4.75	11/20/20	1,488,750	b	1,483,286
Cactus Wellhead,
Tranche B Term Loan		7.00	7/30/20	2,000,000	b	1,910,000
Expro Finservices,
Initial Term Loan		5.75	8/12/21	2,500,000	b	2,419,788
FR Dixie Acquisition,
Initial Term Loan		5.75	1/22/21	2,337,362	b	2,197,121
Offshore Group Investment,
Second Term Loan		5.75	3/28/19	2,390,146	b	1,967,090
Offshore Group Investment,
Term Loan		5.00	10/25/17	806,316	b	722,995
Templar Energy,
Second Lien Term Loan		8.50	11/25/20	3,500,000	b	3,099,250
						15,536,427

Printing & Publishing--2.8%
BarBri,
Initial Term Loan		4.50	6/19/17	1,196,875	b	1,184,009
Getty Images,
Initial Term Loan		4.75	10/18/19	494,962	b	469,457
Information Resources,
Term Loan		4.75	9/26/20	990,000	b	998,870
Interactive Data,
Term Loan		4.75	4/23/21	2,246,875	b	2,260,075
Laureate Education,
New Series 2018 Extended Term
Loan		5.00	6/16/18	1,483,488	b	1,443,620
Media General,
Term Loan B2		3.25	7/3/20	1,675,000	b	1,673,953

Penton Media,
First Lien Term B Loan		5.50	10/1/19	743,741	b	744,674
Pre-Paid Legal Services,
First Lien Term Loan		6.25	7/1/19	1,069,328	b	1,072,001
Redtop Acquisitions,
First Lien Euro Term Loan	EUR	4.75	12/22/20	1,000,000	b	1,253,018
Redtop Acquisitions,
Second Lien Initial Dollar Term Loan		8.25	7/22/21	248,125	b	249,521
SESAC Holdco II,
First Lien Term Loan		5.00	2/7/19	1,991,823	b	1,991,823
SNL Financial,
New Term Loan		4.50	10/23/18	483,252	b	480,838
Zebra Technologies,
Initial Term Loan		4.75	9/30/21	1,100,000	b	1,110,544
						14,932,403

Real Estate--1.7%
Capital Automotive,
Second Lien Term Loan		6.00	4/30/20	975,000	b	987,188
Capital Automotive,
Tranche B-1 Term Loan		4.00	4/10/19	1,978,293	b	1,979,539
DTZ US Borrower,
First Lien Term Loan		4.50	10/28/21	466,667	b	469,583
DTZ US Borrower,
First Lien Term Loan		4.50	10/28/21	783,333	b	788,229
Packers Holdings,
Term Loan B		4.00	11/25/21	1,000,000	b	1,005,000
Ply Gem Industries,
Term Loan		4.00	1/17/21	1,492,500	b	1,477,575
ServiceMaster Company,
Initial Term Loan		4.25	6/25/21	2,450,000	b	2,438,975
						9,146,089
Retailers--4.3%
1011778 BC Unlimited Liability,
Term B Loan		4.50	9/24/21	2,600,000	b	2,609,542
99 Cents Only Stores,
Tranche B-2 Loan		4.50	1/11/19	2,242,500	b	2,244,843
CWGS Group,
Term Loan		5.75	2/20/20	2,707,813	b	2,711,197
General Nutrition Centers,
Tranche B Term Loan		3.25	3/2/18	997,245	b	977,719
Hudson's Bay,
First Lien Initial Term Loan		4.75	10/7/20	2,543,750	b	2,554,446
Michaels Stores,
Term B Loan		3.75	1/28/20	1,984,937	b	1,971,916
Midas Intermediate Holdco II,
Closing Date Term Loan		4.75	9/17/21	2,500,000	b	2,509,375
Neiman Marcus Group,
Term Loan		4.25	10/25/20	2,730,647	b	2,717,608
Nine West Holdings,
Initial Loan		4.75	9/5/19	2,877,788	b	2,777,065
Nine West Holdings,
Initial Loan		6.25	1/8/20	500,000	b	460,208

Serta Simmons Holdings,
Term Loan	4.25	10/1/19	1,899,105	b	1,896,257
					23,430,176
Telecommunications--6.1%
Asurion,
Incremental Tranche B-1 Term
Loan	5.00	5/24/19	2,696,547	b	2,689,563
Asurion,
Incremental Tranche B-2 Term
Loan	4.25	7/8/20	994,962	b	989,987
Asurion,
Second Lien Term Loan	8.50	2/19/21	500,000	b	505,158
Avaya,
Extended Term B-3 Loan	4.65	10/26/17	1,492,678	b	1,453,503
Avaya,
Term B-6 Loan	6.50	3/31/18	718,653	b	717,155
Birch Communications,
Term Loan	7.75	7/17/20	1,500,000	b	1,456,875
Consolidated Communications,
Initial Term Loan	4.25	12/18/20	1,240,625	b	1,246,053
Crown Castle Operating Company,
Extended Incremental Tranche
B-2 Term Loan	3.00	1/29/21	1,736,875	b	1,733,618
Intelsat Jackson Holdings,
Tranche B-2 Term Loan	3.75	6/30/19	1,733,086	b	1,725,503
IPC Systems,
First Lien Term Loan	6.00	11/2/20	2,244,375	b	2,244,386
Level 3 Financing,
Tranche B 2022 Term Loan	4.50	1/31/22	2,500,000	b	2,512,500
Mitel Networks,
Term Loan	5.25	1/31/20	1,356,655	b	1,361,105
Nextgen Finance,
Term B Loan	5.00	5/28/21	2,693,250	b	2,609,086
Sable International,
Unsecured Term Loan	5.50	11/25/16	2,000,000	b	1,985,000
SBA Senior Finance II,
Incremental Tranche B-1 Term
Loan	3.25	3/24/21	2,743,125	b	2,711,648
Syniverse Holdings,
Tranche B Term Loan	4.00	4/23/19	500,000	b	492,500
Transaction Network Services,
First Lien Initial Term Loan	5.00	2/15/20	482,223	b	481,170
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	2,000,000	b	1,990,000
Windstream,
Tranche B-4 Term Loan	3.50	1/23/20	1,238,034	b	1,232,952
Windstream,
Tranche B-5 Term Loan	3.50	8/26/19	992,500	b	990,093
Zayo Group,
Term Loan	4.00	7/2/19	1,733,552	b	1,732,686
					32,860,541
Textiles & Apparel--.1%
ABG Intermediate Holdings 2,

First Lien Term Loan		5.50	5/27/21	747,500	b	744,697

Transportation--1.9%
Hertz,
Tranche B-2 Term Loan		3.00	3/11/18	744,332	b	728,888
Omnitracs,
First Lien Term Loan		4.75	10/29/20	2,486,244	b	2,483,148
OSG Bulk Ships,
First Lien Term Loan		5.25	7/22/19	2,493,750	b	2,498,438
Scandlines,
Facility B Term Loan	EUR	4.51	11/4/20	1,000,000	b	1,252,005
Travelport,
Initial Term Loan		6.00	8/13/21	2,500,000	b	2,512,050
Vouvray US Finance,
First Lien Initial Term Loan		5.00	6/25/21	1,000,000	b	1,001,875
						10,476,404
Utilities--3.4%
Brock Holdings III,
First Lien Tranche B Term Loan		6.00	3/16/17	1,491,813	b	1,439,599
Brock Holdings III,
Second Lien Initial Loan		10.00	3/16/18	1,333,333	b	1,260,000
Calpine,
Term Loan		4.00	10/30/20	992,500	b	989,026
Commscope,
Tranche 4 Term Loan		3.25	1/14/18	2,839,392	b	2,835,857
EFS Cogen Holdings,
Term B Advance		3.75	12/17/20	1,098,237	b	1,100,642
EquiPower Resources Holdings,
First Lien Term B Advance Loan		4.25	11/21/19	1,620,855	b	1,622,208
EquiPower Resources Holdings,
First Lien Term C Advance Loan		4.25	12/31/19	1,484,970	b	1,486,210
Murray Energy,
Term Loan		5.25	11/21/19	1,990,000	b	1,988,756
Sandy Creek Energy Associates,
Term Loan		5.00	11/6/20	1,914,844	b	1,923,049
TPF II Power,
Term Loan		5.50	9/29/21	2,500,000	b	2,522,663
TPF Generation Holdings,
Term Loan		4.75	11/9/17	1,237,500	b	1,180,785
						18,348,795

Total Floating Rate Loan Interests
(cost $451,566,459)						447,492,143
Other Investment--5.7%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $30,998,025)				30,998,025	[d]	30,998,025
Total Investments (cost $563,298,774)				103.1%		557,471,967
Liabilities, Less Cash and Receivables				(3.1%)		(16,784,958)
Net Assets				100.0%		540,687,009

a	Principal amount stated in U.S. Dollars unless otherwise noted.

EUR--Euro
GBP--British Pound
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, these securities were valued at $47,952,347 or 8.9% of net assets.
d	Investment in affiliated money market mutual fund.

At November 30, 2014, net unrealized depreciation on investments was $5,826,807 of which $1,785,757 related to appreciated investment securities and $7,612,564 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Bank Loans	82.8
Corporate Bonds	10.3
Money Market Investment	5.7
Asset-Backed	4.3
103.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

British Pound,
Expiring
1/5/2015 a	1,099,000	1,734,826	1,716,249	18,577

Euro,
Expiring
1/5/2015 a	16,264,000	20,349,517	20,228,252	121,265

				139,842

Counterparty:
a Credit Suisse International

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Collateralized Loan Obligations	-	23,466,953	-	23,466,953
Corporate Bonds+	-	55,514,846	-	55,514,846
Floating Rate Loan Interests+	-	447,492,143	-	447,492,143
Mutual Funds	30,998,025	-	-	30,998,025
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	139,842	-	139,842

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)